Fair Values of Credit Substitutes (Detail) - Debt securities, other than asset and mortgage-backed securities ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Pass	₨ 297,241.0		₨ 195,058.9	$ 4,486.7
Impaired-gross balance	0.0		0.0	0.0
Less: amounts provided for other than temporary impairments	0.0	$ 0.0	0.0
Impaired credit substitutes, net	0.0		0.0	0.0
Total credit substitutes, net	₨ 297,241.0		₨ 195,058.9	$ 4,486.7